Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [Abstract]
Reflection of forward-looking information

Major variables(*1)	Correlation between credit risks	2020.4Q (*2)	2021
			1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	(2.8)	0.0	3.9	3.0	4.3
Private consumption index(YoY %)	(-)	(4.8)	3.0	2.3	3.5	4.1
Facility investment growth rate(YoY %)	(-)	3.5	5.5	6.5	1.5	5.0
Consumer price index growth rate(%)	(-)	0.3	0.6	0.9	0.8	0.9
Balance on current account(billion dollars)	(-)	170.0	130.0	160.0	190.0	180.0
Government bond 3y yields(%)	—	0.90	1.00	1.00	1.10	1.10
② Central scenario

Major variables(*1)	Correlation between credit risks	2020.4Q (*2)	2021
			1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	(2.8)	(0.7)	3.6	2.5	3.7
Private consumption index(YoY %)	(-)	(4.8)	2.6	2.1	3.0	3.5
Facility investment growth rate(YoY %)	(-)	3.5	5.0	6.0	0.8	4.5
Consumer price index growth rate(%)	(-)	0.3	0.5	0.9	0.7	0.8
Balance on current account(billion dollars)	(-)	170.0	120.0	150.0	180.0	170.0
Government bond 3y yields(%)	—	0.90	1.00	1.00	1.00	1.00
③ Downside scenario

Major variables(*1)	Correlation between credit risks	2020.4Q (*2)	2021
			1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	(2.8)	(1.5)	2.3	1.7	3.0
Private consumption index(YoY %)	(-)	(4.8)	1.9	1.1	2.6	3.4
Facility investment growth rate(YoY %)	(-)	3.5	3.5	4.5	(1.0)	3.0
Consumer price index growth rate(%)	(-)	0.3	0.4	0.8	0.6	0.7
Balance on current account(billion dollars)	(-)	170.0	110.0	140.0	170.0	160.0
Government bond 3y yields(%)	—	0.90	1.10	1.10	1.10	1.10

(*1)
Shinhan Bank applied the private consumption index and facility investment growth rate as the major variables. In addition, Shinhan Card applied the GDP growth rate, consumer price index growth rate, facility investment growth rate, consumer price index growth rate, balance on current account, and government bond 3y yields as the major variables. In addition to the table above, the Group has selected additional forecasts for the KOSPI.

(*2)	Considering the default forecast period, the Group reflected the future economic outlook.

(*3)
The macroeconomic outlook figures are estimated by the Group for the purpose of calculating expected credit losses based on information from domestic and foreign research institutes. Therefore, it could be different from other institutions’ estimates.

① Upside scenario

Major variables(*1)	Correlation between credit risks	2021.4Q (*2)	2022
			1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	4.1	3.0	3.1	3.8	3.7
Private consumption index(YoY %)	(-)	6.3	5.1	2.5	3.7	3.8
Facility investment growth rate(YoY %)	(-)	4.1	0.5	1.2	5.0	5.1
Consumer price index growth rate(%)	(-)	3.6	2.6	2.4	2.0	2.0
Balance on current account(billion dollars)	(-)	202.0	230.0	200.0	220.0	230.0
Government bond 3y yields(%)	—	1.87	1.90	1.90	2.00	2.00
② Central scenario

Major variables(*1)	Correlation between credit risks	2021.4Q (*2)	2022
			1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	4.1	2.3	2.4	3.0	3.4
Private consumption index(YoY %)	(-)	6.3	4.4	1.8	2.9	3.5
Facility investment growth rate(YoY %)	(-)	4.1	0.2	0.8	4.5	4.9
Consumer price index growth rate(%)	(-)	3.6	2.7	2.5	2.2	2.0
Balance on current account(billion dollars)	(-)	202.0	220.0	180.0	200.0	220.0
Government bond 3y yields(%)	—	1.87	1.80	1.80	1.90	1.90
③ Downside scenario

Major variables(*1)	Correlation between credit risks	2021.4Q (*2)	2022
			1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	4.1	1.3	1.3	1.8	3.1
Private consumption index(YoY %)	(-)	6.3	3.4	0.7	1.8	3.1
Facility investment growth rate(YoY %)	(-)	4.1	(0.5)	0.3	4.3	4.5
Consumer price index growth rate(%)	(-)	3.6	3.2	3.0	3.0	2.8
Balance on current account(billion dollars)	(-)	202.0	200.0	170.0	180.0	200.0
Government bond 3y yields(%)	—	1.87	2.00	2.00	2.20	2.40

(*1)
Shinhan Bank applied the GDP growth rate and private consumption index as the major variables. In addition, Shinhan Card applied the GDP growth rate, facility investment growth rate, consumer price index growth rate, and balance on current account as the major variables. In addition to the table above, the Group has selected additional forecasts for the KOSPI.

(*2)	Considering the default forecast period, the Group reflected the future economic outlook.
(*3)
The macroeconomic outlook figures are estimated by the Group for the purpose of calculating expected credit losses based on information from domestic and foreign research institutes. Therefore, it could be different from other institutions’ estimates.

Maximum exposure to credit risk

The Group’s maximum exposure to credit risk without taking into account of any collateral held or other credit enhancements as of December 31, 2020 and 2021 is as follows:

	2020		2021
Due from banks and loans at amortized cost (*1),(*3):
Banks	~~W~~	17,016,263	14,166,508
Retail		170,314,316	186,358,002
Government/Public sector/Central bank		24,778,332	15,251,465
Corporations		152,895,324	172,527,573
Card receivable		22,822,546	25,065,621

		387,826,781	413,369,169

Due from banks and loans at fair value through profit or loss(*3):
Banks		93,109	34,262
Corporations		1,986,804	1,683,344

		2,079,913	1,717,606

Securities at fair value through profit or loss		55,275,031	58,310,838
Securities at fair value through other comprehensive income		57,409,433	63,806,919
Securities at amortized cost(*1)		47,282,623	49,930,076
Derivative assets		5,633,915	3,799,189
Other financial assets(*1),(*2)		20,341,191	23,238,932
Guarantee contracts(*4)		4,481,506	5,399,286
Loan commitments and other credit liabilities		187,067,821	193,853,866

	~~W~~	767,398,214	813,425,881

(*1)	The maximum exposure amounts for due from banks, loans, securities at amortized cost and other financial assets at amortized cost are recorded as net of allowances.
(*2)	Other financial assets mainly comprise of accounts receivable, accrued income, deposits, domestic exchange settlement debit and suspense payments.
(*3)	Classified as similar credit risk group based on calculation of the BIS ratio under new Basel Capital Accord (Basel III).
(*4)	These amounts represent financial guarantees, and the non-financial guarantees amount to ~~W~~ 10,799,393 million and ~~W~~ 11,346,421 million as of December 31, 2020 and 2021, respectively.

Maximum amount of exposure to credit risk by type of collateral
iii) The maximum amount of exposure to credit risk by type of collateral as of December, 31, 2020 and 2021 is as follows:

	2020
	12 months Expected credit loss		Life time expected credit loss		Total
Classification			Not impaired	Impaired
Guarantee	~~W~~	36,355,387	5,944,417	185,777	42,485,581
Deposits and Savings		1,258,934	313,723	1,509	1,574,166
Property and equipment		1,301,810	324,098	12,341	1,638,249
Real estate		109,092,694	13,914,172	311,946	123,318,812
Securities		2,181,874	108,718	88,025	2,378,617
Others		4,830,557	—	1,943	4,832,500

Total	~~W~~	155,021,256	20,605,128	601,541	176,227,925

	2021
	12 months Expected credit loss		Life time expected credit loss		Total
Classification			Not impaired	Impaired
Guarantee	~~W~~	61,890,908	8,354,723	214,589	70,460,220
Deposits and Savings		2,166,075	285,965	2,446	2,454,486
Property and equipment		1,560,567	416,545	20,162	1,997,274
Real estate		127,505,563	14,318,098	256,972	142,080,633
Securities		1,906,005	128,293	7	2,034,305
Others		5,035,546	—	5,495	5,041,041

Total	~~W~~	200,064,664	23,503,624	499,671	224,067,959

Impairment information by credit risk of financial assets
iv) Impairment information by credit risk of financial assets
Details of impaired financial assets due to credit risk as of December 31, 2020 and 2021 are as follows:

	2020
	12-month expected credit loss			Life time expected credit loss			Total	Allowances	Net	Mitigation of credit risk due to collateral
	Grade 1		Grade 2	Grade 1	Grade 2	Impaired
Due from banks and loans at amortized cost:
Banks	~~W~~	14,935,722	1,996,948	87,084	10,027	—	17,029,781	(13,518)	17,016,263	29,994
Retail		152,159,976	8,385,069	6,062,587	3,686,863	574,354	170,868,849	(554,533)	170,314,316	91,711,254
Government/Public sector/Central bank		23,849,701	834,912	96,183	1,748	—	24,782,544	(4,212)	24,778,332	9,000
Corporations		93,740,349	34,637,533	11,391,410	13,758,332	982,037	154,509,661	(1,614,337)	152,895,324	83,580,715
Card receivable		16,995,332	2,304,536	1,754,723	2,197,877	454,451	23,706,919	(884,373)	22,822,546	6,845

		301,681,080	48,158,998	19,391,987	19,654,847	2,010,842	390,897,754	(3,070,973)	387,826,781	175,337,808

Securities at fair value through other comprehensive income (*)		48,506,057	8,636,241	—	267,135	—	57,409,433	—	57,409,433	—
Securities at amortized cost		45,888,769	1,404,340	—	—	—	47,293,109	(10,486)	47,282,623	—

	~~W~~	396,075,906	58,199,579	19,391,987	19,921,982	2,010,842	495,600,296	(3,081,459)	492,518,837	175,337,808

(*)	Credit loss allowance recognized as other comprehensive income of securities at fair value through other comprehensive income amounted to ~~W~~ 23,171 million as of December 31, 2020.

Credit risk exposures per credit grade of off-balance items

v) Credit risk exposures per credit grade of
off-balance
items
Credit risk exposures per credit grade of
off-balance
items as of December 31, 2020 and 2021 are as follows:

	2020
	Grade 1		Grade 2	Impaired	Total
Guarantee contracts(*):
12-month expected credit loss	~~W~~	2,884,641	1,110,945	—	3,995,586
Life time expected credit loss		308,785	176,977	—	485,762
Impaired		—	—	158	158

		3,193,426	1,287,922	158	4,481,506

Loan commitment and other credit line
12-month expected credit loss		156,787,448	20,715,236	—	177,502,684
Life time expected credit loss		6,738,016	2,822,003	—	9,560,019
Impaired		—	—	5,118	5,118

		163,525,464	23,537,239	5,118	187,067,821

	~~W~~	166,718,890	24,825,161	5,276	191,549,327

	2021
	Grade 1		Grade 2	Impaired	Total
Guarantee contracts(*):
12-month expected credit loss	~~W~~	3,469,002	1,382,415	—	4,851,417
Life time expected credit loss		342,224	205,179	—	547,403
Impaired		—	—	466	466

		3,811,226	1,587,594	466	5,399,286

Loan commitment and other credit line
12-month expected credit loss		160,307,100	23,370,613	—	183,677,713
Life time expected credit loss		7,406,324	2,759,057	—	10,165,381
Impaired		—	—	10,772	10,772

		167,713,424	26,129,670	10,772	193,853,866

	~~W~~	171,524,650	27,717,264	11,238	199,253,152

(*)	These amounts represent financial guarantees, and the non-financial guarantees amount to ~~W~~ 10,799,393 million and ~~W~~ 11,346,421 million as of December 31, 2020 and 2021, respectively.

Credit quality of derivative assets
vi) Credit qualities are classified based on the internal credit rating as follows:

Type of Borrower	Grade 1	Grade 2
Individuals	Probability of default below 2.25% for each pool	Probability of default 2.25% or above for each pool
Government/Public agency/Central bank	OECD sovereign credit rating of 6 or above	OECD sovereign credit rating of below 6
Banks and Corporations (Including credit card bond)	Internal credit rating of BBB+ or above	Internal credit rating of below BBB+
Card receivables (Individuals)	Behavior scoring system of 7 grade or above	Behavior scoring system of below 7 grade

Concentration by geographic location

vii) Credit risk exposures per credit quality of derivative assets
Credit quality of derivative assets as of December 31, 2020 and 2021 are as follows:

	2020		2021
Grade 1	~~W~~	4,994,809	3,201,912
Grade 2		639,106	597,277

	~~W~~	5,633,915	3,799,189

(*)	Credit quality of derivative assets is classified based on the internal credit ratings.
viii) Concentration by geographic location
An analysis of concentration by geographic location for financial instrument, net of allowance, as of December 31, 2020 and 2021 are as follows:

	2020
Classification (*1)	Korea		USA	UK	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans at amortized cost
Banks	~~W~~	6,990,520	823,698	156,002	784,538	316,293	1,166,397	2,889,115	3,889,700	17,016,263
Retail		161,434,788	392,499	6,724	4,124,680	2,386	1,780,361	1,329,067	1,243,811	170,314,316
Government/Public sector/Central bank		20,998,640	952,215	—	1,418,805	121,663	209,395	441,863	635,751	24,778,332
Corporations		133,827,181	3,278,234	435,135	3,796,824	103,647	2,319,327	3,039,177	6,095,799	152,895,324
Card receivable		22,614,285	8,867	351	1,983	194	152,141	27,926	16,799	22,822,546

		345,865,414	5,455,513	598,212	10,126,830	544,183	5,627,621	7,727,148	11,881,860	387,826,781

Deposits and loans at FVTPL
Banks		61,476	31,633	—	—	—	—	—	—	93,109
Corporations		1,057,690	466,812	—	19,807	—	744	—	441,751	1,986,804

		1,119,166	498,445	—	19,807	—	744	—	441,751	2,079,913

Securities measured at FVTPL		51,574,884	2,129,355	198,567	46,086	4,486	24,539	168,863	1,128,251	55,275,031
Securities at FVOCI		53,386,556	1,464,611	112,001	221,917	36,412	172,904	886,080	1,128,952	57,409,433
Securities at amortized cost		44,537,890	723,287	—	243,592	—	710,106	45,121	1,022,627	47,282,623

	~~W~~	496,483,910	10,271,211	908,780	10,658,232	585,081	6,535,914	8,827,212	15,603,441	549,873,781

Off-balance accounts
Guarantees (*2)	~~W~~	3,818,973	65,164	6,198	1,344	6,041	95,793	363,042	124,951	4,481,506
Loan commitments and other liabilities related to credit		178,311,828	528,596	275,629	645,794	64,050	1,042,458	2,443,779	3,755,687	187,067,821

	~~W~~	182,130,801	593,760	281,827	647,138	70,091	1,138,251	2,806,821	3,880,638	191,549,327

(*1)	The following accounts are the net carrying value less provision for doubtful accounts.
(*2)	These amounts represent financial guarantees, and the non-financial guarantees amount to ~~W~~ 10,799,393 million as of December 31, 2020.

	2021
Classification(*1)	Korea		USA	UK	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans at amortized cost
Banks	~~W~~	4,310,888	1,525,158	235,591	450,689	530,688	1,676,080	2,677,445	2,759,969	14,166,508
Retail		175,777,754	392,882	7,683	4,338,281	3,111	2,412,670	1,944,105	1,481,516	186,358,002
Government/Public sector/Central bank		11,807,591	796,405	—	1,279,012	217,773	248,301	462,308	440,075	15,251,465
Corporations		151,625,249	3,684,068	254,051	4,375,807	94,186	3,012,133	2,947,746	6,534,333	172,527,573
Card receivable		24,832,367	10,435	462	2,033	233	170,929	32,281	16,881	25,065,621

		368,353,849	6,408,948	497,787	10,445,822	845,991	7,520,113	8,063,885	11,232,774	413,369,169

Deposits and loans at FVTPL
Banks		—	34,262	—	—	—	—	—	—	34,262
Corporations		1,113,229	282,513	—	19,274	—	—	—	268,328	1,683,344

		1,113,229	316,775	—	19,274	—	—	—	268,328	1,717,606

Securities measured at FVTPL		53,942,627	2,359,478	255,023	91,766	19,048	27,613	76,107	1,539,176	58,310,838
Securities at FVOCI		59,353,250	1,871,526	164,340	250,768	52,199	120,884	679,527	1,314,425	63,806,919
Securities at amortized cost		46,896,258	777,546	—	244,149	—	902,377	80,041	1,029,705	49,930,076

		529,659,213	11,734,273	917,150	11,051,779	917,238	8,570,987	8,899,560	15,384,408	587,134,608

Off-balance accounts
Guarantees(*2)		4,991,349	45,650	2,099	821	4,384	95,565	246,080	13,338	5,399,286
Loan commitments and other liabilities related to credit		182,701,367	686,381	260,036	771,183	87,080	2,772,750	2,157,388	4,417,681	193,853,866

	~~W~~	187,692,716	732,031	262,135	772,004	91,464	2,868,315	2,403,468	4,431,019	199,253,152

(*1)	The following accounts are the net carrying value less provision for doubtful accounts.
(*2)	These amounts represent financial guarantees, and the non-financial guarantees amount to ~~W~~ 11,346,421 million as of December 31, 2021.

Concentration by industry sector

ix) Concentration by industry sector
An analysis of concentration by industry sector of financial instrument, net of allowance, as of and December 31, 2020 and 2021 is as follows:

	2020
Classification (*1)	Finance and insurance		Manufacturing	Retail and wholesale	Real estate and business	Construction service	Lodging and Restaurant	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	16,656,030	—	—	—	—	—	360,233	—	17,016,263
Retail		—	—	—	—	—	—	—	170,314,316	170,314,316
Government/Public sector/Central bank		24,671,308	—	—	1,796	—	—	105,228	—	24,778,332
Corporations		10,403,261	48,430,680	18,679,397	35,920,334	3,521,216	6,479,253	29,461,183	—	152,895,324
Card receivable		44,980	169,900	252,537	36,372	38,456	23,150	1,685,293	20,571,858	22,822,546

		51,775,579	48,600,580	18,931,934	35,958,502	3,559,672	6,502,403	31,611,937	190,886,174	387,826,781

Due from banks and loans at FVTPL
Banks		63,112	—	—	29,997	—	—	—	—	93,109
Corporations		1,114,789	641,554	19,210	51,008	3,000	—	157,243	—	1,986,804

		1,177,901	641,554	19,210	81,005	3,000	—	157,243	—	2,079,913

Securities at fair value through profit or loss		34,294,362	2,978,991	1,223,958	574,547	248,399	46,177	15,908,597	—	55,275,031
Securities at fair value through other comprehensive income		26,528,743	3,448,765	577,781	830,988	974,333	22,643	25,026,180	—	57,409,433
Securities at amortized cost		10,361,913	21,750	—	1,053,779	963,348	—	34,881,833	—	47,282,623

		124,138,498	55,691,640	20,752,883	38,498,821	5,748,752	6,571,223	107,585,790	190,886,174	549,873,781

Off-balance accounts
Guarantees (*2)		919,485	1,173,940	539,195	149,213	86,624	49,544	1,563,217	288	4,481,506
Loan commitments and other liabilities related to credit		13,474,195	25,825,767	9,652,509	3,619,939	2,159,128	513,565	19,277,732	112,544,986	187,067,821

	~~W~~	14,393,680	26,999,707	10,191,704	3,769,152	2,245,752	563,109	20,840,949	112,545,274	191,549,327

(*1)	The composition details by industry are net book value less allowances.
(*2)	These amounts represent financial guarantees, and the non-financial guarantees amount to ~~W~~ 10,799,393 million as of December 31, 2020.

	2021
Classification (*1)	Finance and insurance		Manufacturing	Retail and wholesale	Real estate and business	Construction service	Lodging and Restaurant	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	13,447,829	—	—	—	—	—	718,679	—	14,166,508
Retail		—	—	—	—	—	—	—	186,358,002	186,358,002
Government/Public sector/Central bank		15,216,403	—	—	1,797	—	—	33,265	—	15,251,465
Corporations		13,384,083	53,134,572	21,167,564	41,106,836	3,727,338	6,544,166	33,463,014	—	172,527,573
Card receivable		51,123	252,973	228,900	46,896	45,568	29,713	1,899,301	22,511,147	25,065,621

		42,099,438	53,387,545	21,396,464	41,155,529	3,772,906	6,573,879	36,114,259	208,869,149	413,369,169

Due from banks and loans at FVTPL
Banks		34,262	—	—	—	—	—	—	—	34,262
Corporations		986,736	492,598	15,107	78,753	22,537	2,637	84,976	—	1,683,344

		1,020,998	492,598	15,107	78,753	22,537	2,637	84,976	—	1,717,606

Securities at fair value through profit or loss		33,769,892	3,248,846	1,169,038	773,687	299,972	152,341	18,897,062	—	58,310,838
Securities at fair value through other comprehensive income		27,034,695	3,529,756	523,631	775,967	1,144,998	30,928	30,766,944	—	63,806,919
Securities at amortized cost		10,309,318	—	—	1,074,393	1,249,070	—	37,297,295	—	49,930,076

		114,234,341	60,658,745	23,104,240	43,858,329	6,489,483	6,759,785	123,160,536	208,869,149	587,134,608

Off-balance accounts
Guarantees (*2)		775,357	948,440	396,571	126,393	36,001	56,105	3,059,953	466	5,399,286
Loan commitments and other liabilities related to credit		15,445,541	25,389,003	8,908,201	3,676,457	2,213,871	499,633	20,404,848	117,316,312	193,853,866

	~~W~~	16,220,898	26,337,443	9,304,772	3,802,850	2,249,872	555,738	23,464,801	117,316,778	199,253,152

(*1) The composition details by industry are net book value less allowances.
(*2)	These amounts represent financial guarantees, and the non-financial guarantees amount to ~~W~~ 11,346,421 million as of December 31, 2021.

Market risk management from trading positions
i) Market risk management from trading positions
i-1)
Concept of Market risk
Market risk is defined as the risk of loss of trading account position of financial institutions due to changes on market price, such as interest rates, exchange rates and stock prices, etc. and is divided into general market risks and individual risks. A general market risk refers to a loss from price variability caused by events affecting the market as a whole, such as interest rates, exchange rates and stock prices; and an individual risk refers to a loss from price variability related to individual events of securities issuer, such as bonds and stocks.
i-2)
Market Risk Management Method
The basic principle of market risk management in the trading sector is to maintain the maximum possible loss due to market risk within a certain level. To this end, the Group sets and operates VaR limits, investment limits, position limits, sensitivity limits, and loss limits from the portfolio to individual desks. These limits are managed daily by the department in charge of risk management, independent from the operating department.
Trading positions refer to securities, foreign exchange positions, and derivative financial instruments held for the purpose of obtaining short-term trading gains. As a method of measuring market risk, VaR (Value at Risk) is typical, and it is a statistical measurement of the potential maximum loss that can occur due to changes in market conditions. VaR calculates the standard method market risk using the Group Market Risk Measurement System (TRMS), and Shinhan Bank and Shinhan Financial Investment use their own internal model market risk calculation system.
Stress tests are conducted to supplement risk measurement by statistical methods and to manage losses that may arise from rapid changes in the economic environment.
Shinhan Bank measures the market risk of linear products, such as stocks and bonds, as well as non-linear
products, such as options by applying historical simulation method of 99% confidence level-based VaR. Trading position data is automatically interfaced into management system, and the system conducts VaR measurement and manages the limit. In addition, the Bank sets loss limit, sensitivity limit, investment limit, stress limit, etc. for Trading Department and desks, and monitors daily.
Shinhan Investment measures daily market risk by applying historical simulation VaR method of 99.9% confidence level-based VaR. Historical simulation VaR method does not require assumption on a particular distribution since the method derives scenarios directly from historical market data, and measures non-linear
products, such as options, in details. In addition to the VaR limit, the Shinhan Investment sets and manages issuance and transaction limit, and stop-loss limit for each department.

An analysis of the Group’s requisite capital in light of the market risk for trading positions as of and for the years ended December 31, 2020 and 2021 based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, is as follows:

	2020
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	525,465	592,668	495,292	592,668
Stock price risk		222,277	240,535	202,036	222,544
Foreign exchange risk		120,088	124,915	113,497	113,497
Commodity risk		13,818	22,982	9,539	9,539
Option volatility risk		8,910	23,224	3,234	3,234

	~~W~~	890,558	1,004,324	823,598	941,482

	2021
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	587,482	625,298	557,622	576,515
Stock price risk		209,101	231,137	179,415	219,900
Foreign exchange risk		274,140	301,271	245,232	299,909
Commodity risk		8,544	9,571	8,043	8,043
Option volatility risk		16,404	30,244	1,269	19,032

	~~W~~	1,095,671	1,197,521	991,581	1,123,399

i-3)
Shinhan Bank
The analyzes of the
ten-day
99% confidence level-based VaR for managing market risk for trading positions of Shinhan Bank as of and for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	41,165	56,950	28,322	42,867
Stock price risk		27,077	66,254	7,545	7,893
Foreign exchange risk (*)		65,309	83,335	27,668	69,024
Option volatility risk		305	1,073	114	138
Commodity risk		13	170	—	1
Portfolio diversification effect		(27,839)	(53,295)	(14,163)	(25,310)

	~~W~~	106,030	154,487	49,486	94,613

	2021
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	28,749	55,773	17,537	28,030
Stock price risk		11,583	21,340	3,850	19,618
Foreign exchange risk (*)		159,165	185,514	136,936	161,978
Option volatility risk		162	368	29	60
Commodity risk		11	151	—	8
Portfolio diversification effect		(25,023)	(52,611)	(13,207)	(17,470)

	~~W~~	174,647	210,535	145,145	192,224

(*)	Both trading and non-trading accounts are included since Shinhan Bank manages foreign exchange risk on a total position basis.
i-4)
Shinhan Card
The analyzes of Shinhan Card’s requisite capital in light of the market risk for trading positions as of and for the years ended December 31 2020 and 2021, based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, are as follows:

	2020
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	2,034	2,400	1,900	2,400

	2021
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	1,996	2,350	1,700	1,700

(*)	Foreign subsidiaries are excluded from the calculation.
i-5)
Shinhan Investment
The analyzes of the
ten-day
99.9% confidence level-based VaR for managing market risk for trading positions of Shinhan Investment as of and for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	20,512	30,903	12,076	23,551
Stock price risk		26,136	51,509	2,412	36,573
Foreign exchange risk		12,477	46,970	632	15,557
Option volatility risk		43,324	162,008	2,894	57,924
Portfolio diversification effect		(27,223)	(103,405)	634	(38,397)

	~~W~~	75,226	187,985	18,648	95,208

	2021
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	21,079	35,503	7,724	27,207
Stock price risk		31,668	62,315	15,856	33,295
Foreign exchange risk		24,354	43,826	2,548	28,594
Option volatility risk		49,345	96,355	31,155	79,589
Portfolio diversification effect		(47,759)	(104,149)	(7,380)	(58,241)

	~~W~~	78,687	133,850	49,903	110,444

i-6)
Shinhan Life Insurance
The analyzes of the
ten-day
99.9% confidence level-based VaR for managing market risk for trading positions of Shinhan Life Insurance as of and for the years ended December 31, 2020 and 2021 are as follows:
<Shinhan Life Insurance>

	2020
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	2,967	6,934	354	619
Stock price risk		10,953	16,592	4,481	13,742
Foreign exchange risk		10,485	21,588	4,665	13,669
Option volatility risk		433	1,096	40	1,089

	~~W~~	24,838	46,210	9,540	29,119

	2021
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	4,161	9,262	457	1,259
Stock price risk		8,938	15,009	1,909	6,303
Foreign exchange risk		7,680	13,746	481	11,404
Option volatility risk		1,252	2,828	26	47

	~~W~~	22,031	40,845	2,873	19,013

<Orange Life Insurance>

	2020
	Average		Maximum	Minimum	December 31
Foreign exchange risk	~~W~~	17,064	19,597	10,172	17,964
Option volatility risk		73	84	7	73

	~~W~~	17,137	19,681	10,179	18,037

Interest rate risk management from non-trading positions
ii) Interest rate risk management from
non-trading
positions
ii-1)
Principle
Interest rate risk refers to the possibility of a decrease in net interest income or in net asset value that occurs when interest rates fluctuate unfavorably from the Group’s financial position. The Group manages changes in net interest income or net asset value that occur due to changes in interest rates by early predicting the factors of interest rate risk fluctuation related to the Group’s net interest income and net asset value through the interest rate risk management.
ii-2)
Managements
Shinhan Financial Group’s major financial subsidiaries manage interest rate risks independently by the risk management organization and the treasury department, and have internal regulations on interest rate risk management strategies, procedures, organization, measurement, and major assumptions.
One of the key indicators of managing interest rate risk is the Earnings at Risk (EaR) from an earning perspective and the Value at Risk (VaR) from an economic value perspective. Interest rate VaR represents the maximum anticipated loss in a net present value calculation, whereas interest rate EaR represents the maximum anticipated loss in a net interest income calculation for the immediately following one-year
period, in each case, as a result of negative movements in interest rates.
The precision of risk management system differs by each subsidiary. Interest rate VaR and interest rate EaR are measured by internal method or IRRBB (Interest Rate Risk In The Banking Book), and interest rate risk limits are set and monitored based on the interest rate VaR. In accordance with the amendments in Regulations for Supervision of Financial Holding Companies, the Group measures the interest rate risk using the Basel III based IRRBB, which measures the interest rate risk more precisely than the existing BIS standard framework by segmenting maturities of interest rates, reflecting customer behavior models and diversifying interest rate shocks. The interest rate VaR scenario based IRRBB measures ① parallel up shock ② parallel down shock ③ steepener shock ④ flattener shock ⑤ short rate up shock ⑥ short rate down shock. By the parallel up shock and parallel down shock, the interest rate VaR scenario measures the scenario value with the largest loss as interest rate risk. Under the existing BIS standard framework, ± 200bp parallel shock scenario is applied to all currency. However, as the shock width is set differently by currency and period, interest rate risk is measured significantly by the IRRBB. ((KRW) Parallel ± 300bp, Short Term ± 400bp, Long Term ± 200bp, (USD) Parallel ± 200bp, Short Term ± 300bp, Long Term ± 150bp) In the IRRBB method, the existing interest rate VaR and the interest rate EaR are expressed as Δ EVE (Economic Value of Equity) and Δ NII (Net Interest Income), respectively.

Since impacts of each subsidiary on changes of interest rates are differentiated by portfolios, the Group is preparing to respond proactively while monitoring the financial market and regulatory environment, and making efforts to hedge or reduce interest rate risk. In addition, the subsidiaries conduct the crisis analysis on changes in market interest rates and report it to management and the Group.
In particular, through its ALM (Asset and Liability Management) system, Shinhan Bank measures and manages its interest rate risk based on various analytical measures such as interest rate gap, duration gap and NPV (Net Present Value) and NII (Net Interest Income) simulations, and monitors on a monthly basis its interest rate VaR limits, interest rate EaR (Earnings at Risk) limits and interest rate gap ratio limits.

The details of interest rate VaR and EaR for major subsidiaries for as of December 31, 2020 and 2021 are as follows:
ii-3)
Shinhan Bank

	2020		2021
ΔEVE (*1)	~~W~~	468,327	774,352
ΔNII (*2)		115,221	96,145
ii-4)
Shinhan Card

	2020		2021
ΔEVE (*1)	~~W~~	463,647	831,361
ΔNII (*2)		594,210	672,303
ii-5)
Shinhan Investment

	2020		2021
ΔEVE (*1)	~~W~~	209,929	186,587
ΔNII (*2)		89,925	187,548
ii-6)
Shinhan Life Insurance

	2020			2021
	Shinhan Life Insurance		Orange Life Insurance	Shinhan Life Insurance
ΔEVE (*1)	~~W~~	4,140,109	2,007,029	2,751,977
ΔNII (*2)		46,073	38,733	84,812

(*1)
ΔEVE is the change in economic value of equity capital that can arise from changes in interest rates that affect the present value of assets, liabilities and off-balance
sheet items by using the Basel III standard based IRRBB method.

(*2)	ΔNII is the change in net interest income that can occur over the next year due to changes in interest rates by using the Basel III standard based IRRBB method.

Foreign currency denominated assets and liabilities
Foreign currency denominated assets and liabilities as of December 31, 2020 and 2021 are as follows:

	2020
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	4,729,453	1,988,215	402,137	798,053	3,053,388	10,971,246
Due from banks at FVTPL		31,633	—	—	—	—	31,633
Loans at FVTPL		745,277	19,807	91,503	—	—	856,587
Loan at amortized cost		21,435,678	9,076,702	1,296,284	4,130,855	8,987,453	44,926,972
Securities at FVTPL		4,426,257	2,574	455,769	—	316,468	5,201,068
Derivative assets		913,778	21,531	50,842	1,100	114,055	1,101,306
Securities at FVOCI		3,868,880	149,718	222,547	460,681	1,000,855	5,702,681
Securities at amortized cost		1,273,204	240,619	69,132	45,151	1,588,358	3,216,464
Other financial assets		2,180,140	284,695	177,538	336,325	559,805	3,538,503

	~~W~~	39,604,300	11,783,861	2,765,752	5,772,165	15,620,382	75,546,460

Liabilities:
Deposits	~~W~~	17,542,371	10,136,700	991,501	4,650,406	8,438,144	41,759,122
Financial liabilities at FVTPL		—	—	—	—	544,916	544,916
Derivative liabilities		558,064	10,819	33,940	858	105,134	708,815
Borrowings		8,431,144	810,819	306,829	163,454	692,305	10,404,551
Debt securities issued		8,417,214	87,504	933,570	—	1,652,835	11,091,123
Financial liabilities designated at FVTPL		1,068,245	—	—	—	—	1,068,245
Other financial liabilities		3,479,117	123,510	250,428	564,623	843,635	5,261,313

	~~W~~	39,496,155	11,169,352	2,516,268	5,379,341	12,276,969	70,838,085

Net domestic and foreign currency exposure	~~W~~	108,145	614,509	249,484	392,824	3,343,413	4,708,375
Off-balance derivative exposure		438,469	(166,923)	187,408	44,764	(896,933)	(393,215)

Net foreign currency exposure	~~W~~	546,614	447,586	436,892	437,588	2,446,480	4,315,160

	2021
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	4,958,621	1,878,286	479,644	700,378	3,630,253	11,647,182
Due from banks at FVTPL		34,262	—	—	—	—	34,262
Loans at FVTPL		534,098	—	—	—	—	534,098
Loan at amortized cost		24,443,325	9,901,710	975,680	5,090,928	10,093,297	50,504,940
Securities at FVTPL		5,417,837	15,557	577,157	233	553,519	6,564,303
Derivative assets		863,223	526	10,440	1,429	33,576	909,194
Securities at FVOCI		4,264,191	162,023	240,705	397,010	998,246	6,062,175
Securities at amortized cost		1,306,357	241,232	69,282	80,133	1,812,470	3,509,474
Other financial assets		4,347,761	242,919	324,886	173,906	927,110	6,016,582

	~~W~~	46,169,675	12,442,253	2,677,794	6,444,017	18,048,471	85,782,210

Liabilities:
Deposits	~~W~~	20,060,092	10,642,720	1,376,168	4,820,793	9,766,248	46,666,021
Financial liabilities at FVTPL		7,114	—	—	—	581,458	588,572
Derivative liabilities		496,616	418	12,042	1,712	13,642	524,430
Borrowings		7,518,545	940,877	181,027	463,098	931,802	10,035,349
Debt securities issued		8,887,807	137,022	892,220	—	982,736	10,899,785
Financial liabilities designated at FVTPL		1,553,683	—	—	—	—	1,553,683
Other financial liabilities		3,806,778	116,544	195,387	551,976	1,112,455	5,783,140

	~~W~~	42,330,635	11,837,581	2,656,844	5,837,579	13,388,341	76,050,980

Net domestic and foreign currency exposure	~~W~~	3,839,040	604,672	20,950	606,438	4,660,130	9,731,230
Off-balance derivative exposure		(419,387)	(62,614)	325,000	(95,526)	(2,113,543)	(2,366,070)

Net foreign currency exposure	~~W~~	3,419,653	542,058	345,950	510,912	2,546,587	7,365,160

Composition of non-derivative financial instruments and derivative financial instruments by remaining period

The details of the composition of
non-derivative
financial instruments and derivative financial instruments by remaining period are as of December 31, 2020 and 2021 are as follows:

	2020
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks at amortized cost	~~W~~	30,486,441	845,977	501,733	860,975	4,467	516,661	33,216,254
Due from banks at fair value through profit or loss		63,113	—	—	—	—	—	63,113
Loans at fair value through profit or loss		31,100	689,261	46,369	117,820	310,954	880,595	2,076,099
Loans at amortized cost		30,170,280	38,040,760	52,331,623	82,840,301	119,243,663	69,258,709	391,885,336
Securities at fair value through profit or loss		44,779,587	1,413,545	571,552	1,160,406	3,384,948	4,729,943	56,039,981
Securities at fair value through other comprehensive income		55,002,284	10,740	207	414	79,640	3,321,488	58,414,773
Securities at amortized cost		385,809	2,070,392	1,202,211	3,649,376	19,054,766	34,889,104	61,251,658
Other financial assets		15,451,455	102,714	138,116	287,473	231,608	1,571,561	17,782,927

	~~W~~	176,370,069	43,173,389	54,791,811	88,916,765	142,310,046	115,168,061	620,730,141

Liabilities:
Deposits (*2)	~~W~~	187,299,944	28,357,521	36,578,825	59,863,780	14,894,480	2,355,459	329,350,009
Financial liabilities at fair value through profit or loss		1,409,608	794	7,042	2,785	18,870	—	1,439,099
Borrowings		14,670,192	3,783,621	2,920,338	5,463,070	10,692,374	4,392,815	41,922,410
Debt securities issued		5,872,508	6,261,775	5,039,503	11,457,246	43,712,609	6,454,265	78,797,906
Financial liabilities designated at fair value through profit or loss		596,675	221,857	336,784	1,277,802	5,043,549	979,057	8,455,724
Other financial liabilities		29,128,836	97,138	151,655	542,221	643,043	75,813	30,638,706

	~~W~~	238,977,763	38,722,706	45,034,147	78,606,904	75,004,925	14,257,409	490,603,854

Off balance (*3):
Guarantee contracts (*4)	~~W~~	4,481,506	—	—	—	—	—	4,481,506
Other liabilities related to loan commitments		187,536,416	—	—	19,900	—	—	187,556,316

	~~W~~	192,017,922	—	—	19,900	—	—	192,037,822

Derivatives	~~W~~	419,951	29,829	75,483	149,274	103,770	101,072	879,379

	2021
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks at amortized cost	~~W~~	24,864,116	796,046	329,809	1,151,073	108,491	1,299,438	28,548,973
Due from banks at fair value through profit or loss		34,263	—	—	—	—	—	34,263
Loans at fair value through profit or loss		170,540	628,905	117,975	49,932	563,246	167,284	1,697,882
Loans at amortized cost		32,258,357	45,442,330	57,821,874	89,630,955	129,534,255	75,571,202	430,258,973
Securities at fair value through profit or loss		51,899,638	106,637	385,952	608,957	2,024,069	5,776,840	60,802,093
Securities at fair value through other comprehensive income		60,818,846	1,204,770	91,704	634,600	1,249,183	897,270	64,896,373
Securities at amortized cost		515,883	2,542,470	1,992,334	4,273,021	18,358,433	36,658,577	64,340,718
Other financial assets		21,052,012	50,602	25,096	372,536	253,373	1,800,309	23,553,928

	~~W~~	191,613,655	50,771,760	60,764,744	96,721,074	152,091,050	122,170,920	674,133,203

Liabilities:
Deposits (*2)	~~W~~	212,378,477	36,147,003	40,879,482	59,303,450	17,046,796	2,589,696	368,344,904
Financial liabilities at fair value through profit or loss		1,371,503	—	—	—	—	—	1,371,503
Borrowings		13,159,909	3,928,317	3,643,545	5,171,542	14,168,441	3,649,507	43,721,261
Debt securities issued		4,833,061	7,033,973	7,257,291	17,537,101	41,799,782	5,334,848	83,796,056
Financial liabilities designated at fair value through profit or loss		332,597	294,931	586,682	1,298,402	4,165,201	1,346,057	8,023,870
Other financial liabilities		26,754,163	175,952	136,110	568,997	579,871	159,352	28,374,445

	~~W~~	258,829,710	47,580,176	52,503,110	83,879,492	77,760,091	13,079,460	533,632,039

Off balance (*3):
Guarantee contracts (*4)	~~W~~	5,399,286	—	—	—	—	—	5,399,286
Other liabilities related to loan commitments		193,853,866	—	—	—	—	—	193,853,866

	~~W~~	199,253,152	—	—	—	—	—	199,253,152

Derivatives	~~W~~	380,609	23,508	11,867	23,099	(363,034)	47,464	123,513

(*1)	These amounts include cash flows of principal and interest on financial assets and financial liabilities.
(*2)	Demand deposits amounting to ~~W~~ 148,725,197 million and ~~W~~ 172,107,724 million as of December 31, 2020 and 2021 are included in the ‘Less than 1 month’ category, respectively.
(*3)
Though guarantees, loan agreements, and other credit offerings corresponding to financial guarantees such as bond issuance and loan collateral provided by the Group exist, if the counterparty requests a payment, the Group should fulfill the obligation immediately.

(*4)	These amounts represent financial guarantees, and the non-financial guarantees amount to ~~W~~ 10,799,393 million and ~~W~~ 11,346,421 million as of December 31, 2020 and 2021 .

The fair value hierarchy of financial instruments presented at their fair values in the statements of financial position
i-1)	The fair value hierarchy of financial instruments presented at their fair values in the statements of financial position as of December 31, 2020 and 2021 are as follows:

	2020
	Level 1		Level 2	Level 3 (*3)	Total
Financial assets
Due from banks measured at FVTPL	~~W~~	—	—	63,112	63,112
Loans at FVTPL (*1)		—	708,111	1,308,690	2,016,801
Securities at FVTPL:
Debt securities and other securities (*2)		7,029,453	39,335,739	8,721,500	55,086,692
Equity securities		693,816	210,230	832,413	1,736,459
Gold/silver deposits		188,339	—	—	188,339

		7,911,608	39,545,969	9,553,913	57,011,490

Derivative assets:
Trading		125,339	4,623,218	408,855	5,157,412
Hedging		—	475,708	795	476,503

		125,339	5,098,926	409,650	5,633,915

Securities measured at FVOCI:
Debt securities		17,515,390	39,861,238	32,805	57,409,433
Equity securities		172,403	49,673	684,603	906,679

		17,687,793	39,910,911	717,408	58,316,112

	~~W~~	25,724,740	85,263,917	12,052,773	123,041,430

Financial liabilities:
Financial liabilities measured at FVTPL:
Securities sold	~~W~~	897,129	—	—	897,129
Gold/silver deposits		539,565	—	—	539,565

		1,436,694	—	—	1,436,694

Financial liabilities designated at fair value through profit or loss:
Derivatives-combined securities (*2)		—	314,220	8,141,504	8,455,724
Derivative liabilities:
Trading		161,628	4,431,080	87,356	4,680,064
Hedging		—	233,684	102,819	336,503

		161,628	4,664,764	190,175	5,016,567

	~~W~~	1,598,322	4,978,984	8,331,679	14,908,985

(*1)
Of the Financial assets at FVTPL invested by the Group,
P-note’s
valuation of amount related to Lime Asset Management is
~~W~~
161.2 billion. As of December 31, 2020, in this regard, international disputes are under way, the Group has estimated its fair value based on financial information within the recent audit report of underlying assets since it doesn’t have fair market value observable through active trading markets. Accounting estimates and assumptions used in preparing consolidated financial statements may lead to adjustment in response to changes in uncertainty, such as information and market conditions available in the future. In addition, the ultimate impact on the business, financial condition, performance, and liquidity of the Group is unpredictable.
(*2)
Financial instruments (Beneficiary certificates:
~~W~~
211.7 billion and derivatives-combined securities:
~~W~~
211.7 billion) related to GEN2 Partners asset management were delayed in repurchase for the year ended December 31, 2020. The Group estimated fair value using the net asset value based on the most recent data available for the repurchase suspension fund. Since then, it has an uncertainty in measuring fair value due to market conditions.

(*3)
The valuation amount for the
over-the-counter
derivatives classified as Level 3 by Shinhan Investment Corp. are
~~W~~
204,608 million in financial assets at FVTPL,
~~W~~
8,141,504 million in financial liabilities designated at fair value through profit or loss,
~~W~~
405,313 million in derivative assets, and
~~W~~
83,269 million in derivative liabilities. The above level 3
over-the-counter
derivatives measure fair value using the internal valuation model of Shinhan Investment Corp.

	2021
	Level 1		Level 2	Level 3 (*3)	Total
Financial assets
Due from banks measured at FVTPL	~~W~~	—	—	34,262	34,262
Loans at FVTPL (*1)		—	790,510	892,834	1,683,344
Securities at FVTPL:
Debt securities and other securities (*2)		7,250,389	40,396,692	10,580,066	58,227,147
Equity securities		942,433	107,416	1,325,466	2,375,315
Gold/silver deposits		83,691	—	—	83,691

		8,276,513	40,504,108	11,905,532	60,686,153

Derivative assets:
Trading		11,542	3,033,965	528,619	3,574,126
Hedging		—	225,063	—	225,063

		11,542	3,259,028	528,619	3,799,189

Securities measured at FVOCI:
Debt securities		24,951,761	38,855,158	—	63,806,919
Equity securities		257,947	48,225	725,232	1,031,404

		25,209,708	38,903,383	725,232	64,838,323

	~~W~~	33,497,763	83,457,029	14,086,479	131,041,271

Financial liabilities:
Financial liabilities measured at FVTPL:
Securities sold	~~W~~	787,767	—	—	787,767
Gold/silver deposits		581,458	—	—	581,458

		1,369,225	—	—	1,369,225

Financial liabilities designated at fair value through profit or loss:
Derivatives-combined securities (*2)		—	401,345	7,622,525	8,023,870
Derivative liabilities:
Trading		191,061	2,862,761	153,933	3,207,755
Hedging		—	196,060	182,749	378,809

		191,061	3,058,821	336,682	3,586,564

	~~W~~	1,560,286	3,460,166	7,959,207	12,979,659

(*1)
Of the Financial assets at FVTPL invested by the Group,
P-note’s
valuation of amount related to Lime Asset Management is
~~W~~
157.9 billion. As of December 31, 2021, in this regard, international disputes are under way, the Group has estimated its fair value based on financial information within the recent audit report of underlying assets since it doesn’t have fair market value observable through active trading markets. Accounting estimates and assumptions used in preparing consolidated financial statements may lead to adjustment in response to changes in uncertainty, such as information and market conditions available in the future. In addition, the ultimate impact on the business, financial condition, performance, and liquidity of the Group is unpredictable.

(*2)
Financial instruments (Beneficiary certificates:
~~W~~
300.2 billion and derivatives-combined securities:
~~W~~
300.2 billion) related to GEN2 Partners asset management were delayed in repurchase for the year ended December 31, 2021. The Group estimated fair value using the net asset value based on the most recent data available for the repurchase suspension fund. Since then, it has an uncertainty in measuring fair value due to market conditions.

(*3)
The valuation amount for the
over-the-counter
derivatives classified as Level 3 by Shinhan Investment Corp. are
~~W~~
72,980 million in financial assets at FVTPL,
~~W~~
7,622,526 million in financial liabilities designated at fair value through profit or loss,
~~W~~
527,726 million in derivative assets, and
~~W~~
153,084 million in derivative liabilities. The above level 3 over-the-counter
derivatives measure fair value using the internal valuation model of Shinhan Investment Corp.

Changes in carrying values of financial instruments classified as Level 3	Changes in carrying values of financial instruments classified as Level 3 for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Financial asset at fair value through profit or loss		Securities at fair value through other comprehensive profit or loss	Financial liabilities designated at fair value through profit or loss	Derivative assets and liabilities, net
					Held for trading	Held for hedging
Beginning balance	~~W~~	11,762,259	660,118	(8,511,489)	342,830	(186,974)
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		(59,931)	(2,094)	(196,743)	51,436	84,950
Recognized in other comprehensive income (loss) for the year		69,819	(2,521)	(9,689)	—	—

		9,888	(4,615)	(206,432)	51,436	84,950
Purchase		4,461,802	61,919	—	1,171	—
Issue		—	—	(9,043,503)	—	—
Settlement		(5,231,666)	(14)	9,928,472	(74,584)	—
Reclassification (*3)		(377,641)	—	—	—	—
Transfer to level3 (*2)		358,123	—	(308,552)	625	—
Transfer from level3 (*2)		(57,513)	—	—	21	—
Business combination (Note 47)		463	—	—	—	—

Ending balance	~~W~~	10,925,715	717,408	(8,141,504)	321,499	(102,024)

	2021
	Financial asset at fair value through profit or loss		Securities at fair value through other comprehensive profit or loss	Financial liabilities designated at fair value through profit or loss	Derivative assets and liabilities, net
					Held for trading	Held for hedging
Beginning balance	~~W~~	10,925,715	717,408	(8,141,504)	321,499	(102,024)
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		271,065	448	(273,536)	348,046	(80,725)
Recognized in other comprehensive income (loss) for the year		38,566	24,672	(1,526)	—	—

		309,631	25,120	(275,062)	348,046	(80,725)
Purchase		4,792,810	21,440	—	4,394	—
Issue		—	—	(8,488,977)	—	—
Settlement		(3,498,968)	(38,736)	9,283,018	(299,633)	—
Reclassification (*3)		(9,641)	—	—	—	—
Transfer to level3 (*2)		507,984	—	—	446	—
Transfer from level3 (*2)		(194,903)	—	—	(66)	—

Ending balance	~~W~~	12,832,628	725,232	(7,622,525)	374,686	(182,749)

(*1)
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 for the years ended December 31, 2020 and 2021 are included in the accounts of the statements of comprehensive income, of which the amounts and the related accounts are as follows:

	2020
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Net loss on financial assets at fair value through profit or loss	~~W~~	(8,495)	(179,989)
Net gain (loss) on financial liabilities designated at fair value through profit or loss		(196,743)	189,885
Net loss on securities at fair value through other comprehensive income		(2,094)	(2,094)
Net other operating income		84,950	19,065

	~~W~~	(122,382)	26,867

	2021
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Net gain on financial assets at fair value through profit or loss	~~W~~	619,111	322,974
Net gain (loss) on financial liabilities designated at fair value through profit or loss		(273,536)	186,003
Net gain on securities at fair value through other comprehensive income		448	—
Net other operating expense		(80,725)	(83,669)

	~~W~~	265,298	425,308

(*2)
The investment securities transferred to Level 3 as the availability of observable market data changed due to reasons such as suspension of trading, and the derivative instruments transferred to Level 3 as the availability of observable market data changed due to reasons such as changes in the valuation.

(*3)	It has been replaced by investment assets in associates.

Valuation techniques and inputs used in measuring the fair value of financial instruments

i-3)	Valuation techniques and significant inputs not observable in markets

i-3-1)	Valuation techniques and inputs used in measuring the fair value of financial instruments classified as level 2 as of December 31, 2020 and 2021 are as follows:

	2020
Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Assets
Financial asset at fair value through profit or loss
Debt securities	DCF	~~W~~	40,043,850	Discount rate, interest rate, stock price, and etc.
Equity securities	NAV		210,230	Price of underlying assets such as stocks, bonds

			40,254,080

Derivative assets
Trading	Option model, DCF		4,623,218	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Hedging			475,708

			5,098,926

Securities at fair value through other comprehensive income
Debt securities	DCF		39,861,238	Discount rate, interest rate and price of underlying assets such as stock, bonds
Equity securities	NAV		49,673

			39,910,911

		~~W~~	85,263,917

Liabilities
Financial liabilities designated at fair value through profit or loss
Compound financial instruments	DCF	~~W~~	314,220	Discount rate
Derivative liabilities
Trading	Option model, DCF		4,431,080	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Hedging			233,684

			4,664,764

		~~W~~	4,978,984

	2021
Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Assets
Financial asset at fair value through profit or loss
Debt securities	DCF	~~W~~	41,187,202	Discount rate, interest rate, stock price, and etc.
Equity securities	NAV		107,416	Price of underlying assets such as stocks, bonds, etc.

			41,294,618

Derivative assets
Trading	Option model, Implied forward interest rate, DCF		3,033,965	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Hedging			225,063

			3,259,028

Securities at fair value through other comprehensive income
Debt securities	DCF		38,855,158	Interest rate, discount rate and price of underlying assets such as stock, bonds, etc.
Equity securities	NAV		48,225

			38,903,383

		~~W~~	83,457,029

Liabilities
Financial liabilities designated at fair value through profit or loss
Compound financial instruments	Black-Scholes model	~~W~~	401,345	Discount rate
Derivative liabilities
Trading	Option model, DCF		2,862,761	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Hedging			196,060

			3,058,821

		~~W~~	3,460,166

i-3-2)	Valuation techniques and significant inputs, but not observable, used in measuring the fair value of financial instruments classified as level 3 as of December 31, 2020 and 2021 are as follows:

	2020
Type of financial instrument	Valuation technique	Carrying value (*2)		Significant unobservable inputs	Range
Financial assets
Financial asset at fair value through profit or loss
Debt securities	DCF, Option model (*1), Comparable company analysis	~~W~~	10,093,302	The volatility of the underlying asset, Discount rate, and Correlations	5.06%~61.32% 0.35%~27.17% 0.00%~100.0%
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis		832,413	The volatility of the underlying asset, Discount rate, and Correlations	21.00%~40.00% 5.83%~16.87% 20.00%~79.00%

			10,925,715

Derivative assets
Equity and foreign exchange related	Option model (*1)		113,496	The volatility of the underlying asset, and Correlations	4.30%~127.00% -3.00%~82.00%
Interest rates related	Option model (*1)		23,112	The volatility of the underlying asset, Regression coefficient, and Correlations	0.47%~1.00% 0.30%~0.58% 26.00%~90.45%
Credit and commodity related	Option model (*1)		273,042	The volatility of the underlying asset, and Correlations	1.00%~40.00% -43.00%~92.00%

			409,650

Securities at fair value through other comprehensive income
Debt securities	DCF, NAV, Option model (*1), Comparable company analysis		32,805	The volatility of the underlying asset, Discount rate, and Growth rate	22.11% 0.05%~19.05% 0.00%~2.00%
Equity securities			684,603

			717,408

		~~W~~	12,052,773

	2020
Type of financial instrument	Valuation technique	Carrying value (*2)		Significant unobservable inputs	Range
Financial liabilities
Financial liabilities designated at fair value through profit or loss
Equity related	Option model (*1)	~~W~~	8,141,504	The volatility of the underlying asset, and Correlations	1.00%~127.00% -43.00%~92.00%
Derivative liabilities
Equity and foreign exchange related	Option model (*1)		25,525	The volatility of the underlying asset, and Correlations	4.30%~61.00% -3.00%~82.00%
Interest rates related	Option model (*1)		134,759	The volatility of the underlying asset, Regression coefficient, and Correlations	0.47%~40.00% 0.30%~0.63% 20.13%~90.34%
Credit and commodity related	Option model (*1)		29,891	The volatility of the underlying asset, and Correlations	1.00%~102.00% -43.00%~92.00%

			190,175

		~~W~~	8,331,679

(*1)	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.
(*2)
There is no disclosure for valuation techniques and input variables related to items where the carrying value is recognized as a reasonable approximation of fair value and the carrying value is disclosed at fair value.

	2021
Type of financial instrument	Valuation technique	Carrying value (*2)		Significant unobservable inputs	Range
Financial assets
Financial asset at fair value through profit or loss
Debt securities	DCF, NAV, Option model (*1), Comparable company analysis	~~W~~	11,507,162	The volatility of the underlying asset, Discount rate, Correlations, and Growth rate	19.48%~72.69% 0.07%~27.30% 23.17%~58.47% 0.00%~1.00%
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis		1,325,466	The volatility of the underlying asset, Discount rate, Correlations, and Growth rate	16.00%~32.00% 5.45%~16.35% 00.00%~54.00% 1.00%

			12,832,628

Derivative assets
Equity and foreign exchange related	Option model (*1)		28,783	The volatility of the underlying asset, and Correlations	2.29%~50.00% -5.00%~91.00%
Interest rates related	Option model (*1)		6,029	The volatility of the underlying asset, Correlations, and Discount rate	0.70% 80.00%~82.00% 1.11%~1.83%
Credit and commodity related	Option model (*1)		493,807	The volatility of the underlying asset, and Hazard Rate	0.70%~4.70% 5.17%~93.69%

			528,619

Securities at fair value through other comprehensive income
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis		725,232	The volatility of the underlying asset, Discount rate, and Growth rate	25.49% 9.80%~22.79% 0.00%~2.00%

			725,232

		~~W~~	14,086,479

Financial liabilities
Financial liabilities designated at fair value through profit or loss
Equity related	Option model (*1)	~~W~~	7,622,525	The volatility of the underlying asset, and Correlations	0.50%~94.90% -12.00%~88.00%
Derivative liabilities
Equity and foreign exchange related	Option model (*1)		13,214	The volatility of the underlying asset, and Correlations	2.29%~42.00% -5.00%~91.00%
Interest rates related	Option model (*1)		258,364	The volatility of the underlying asset, Regression coefficient, and Correlations	0.46%~0.78% 0.00%~0.54% 0.00%~90.34%
Credit and commodity related	Option model (*1)		65,104	The volatility of the underlying asset, and Hazard Rate	1.90%~94.90% 5.17%~100.79%

			336,682

		~~W~~	7,959,207

(*1)	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.
(*2)
There is no disclosure for valuation techniques and input variables related to items where the carrying value is recognized as a reasonable approximation of fair value and the carrying value is disclosed at fair value.

Sensitivity for changing in unobservable inputs

i-4)	Sensitivity for changing in unobservable inputs
For level 3 fair value measurement, changing one or more of the unobservable inputs used to reasonably possible alternative assumptions would have the following effects on profit or loss, or other comprehensive income as of December 31, 2020 and 2021.

	2020
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period (*1),(*2):
Financial asset at fair value through profit or loss	~~W~~	53,821	(48,547)
Derivative assets		23,011	(21,532)

Securities at fair value through other comprehensive income (*2)		26,817	(21,044)

	~~W~~	103,649	(91,123)

Financial liabilities:
Effects on profit or loss for the period (*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	72,042	(71,690)
Derivative liabilities		17,976	(18,368)

	~~W~~	90,018	(90,058)

	2021
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period (*1),(*2):
Financial asset at fair value through profit or loss	~~W~~	39,084	(43,072)
Derivative assets		16,893	(11,809)

Securities at fair value through other comprehensive income (*2)		38,865	(38,210)

	~~W~~	94,842	(93,091)

Financial liabilities:
Effects on profit or loss for the period (*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	45,493	(50,845)
Derivative liabilities		25,326	(23,486)

	~~W~~	70,819	(74,331)

(*1)	Fair value changes are calculated by increasing or decreasing the volatility of the underlying asset (-10~10%p) or correlations (-10~10%p), a significant unobservable input.
(*2)	Fair value changes are calculated by increasing or decreasing discount rate (-1~1%p) and applying growth rate, a significant unobservable input at 0%~1%.

The method of measuring the fair value of financial instruments measured at amortized cost
ii-1)	The method of measuring the fair value of financial instruments measured at amortized cost is as follows:

Type	Measurement methods of fair value

Cash and due from banks	The carrying value and the fair value for cash are identical and most of deposits are floating interest rate deposits or next day deposits of a short-term instrument. For this reason, the carrying value approximates fair value.

Loans	The fair value of the loans is measured by discounting the expected cash flow at the market interest rate and credit risk of the borrower.

Securities	An external professional evaluation agency is used to calculate the valuation amount using the market information. The agency calculates the fair value based on active market prices, and DCF model is used to calculate the fair value if there is no quoted price.

Deposits and borrowings	The carrying value and the fair value for demand deposits, cash management account deposits, call money as short-term instrument are identical. The fair value of others is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

Debt securities issued	Where available, the fair value of deposits and borrowings is based on the published price quotations in an active market. In case there is no data for an active market price, it is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

Other financial assets and other financial liabilities	The carrying value is measured at fair value for short-term and suspense accounts, such as spot exchange, inter-bank fund transfer, and domestic exchange of payments, and for the remaining financial instruments, the present value is calculated by discounting the contractual cash flows at a discount rate which considered residual risk at the market interest rate.

The carrying value and the fair value of financial instruments measured at amortized cost

ii-2)	The carrying value and the fair value of financial instruments measured at amortized cost as of December 31, 2020 and 2021 are as follows:

	2020			2021
	Carrying value		Fair value	Carrying value	Fair value
Assets:
Deposits measured at amortized cost	~~W~~	31,605,262	31,607,122	24,232,013	24,216,932
Loans measured at amortized cost
Retails		146,843,366	147,634,589	159,090,991	159,262,881
Corporations		177,046,416	178,420,230	197,356,011	198,053,452
Public and other funding loans		4,021,926	4,048,167	3,795,225	3,812,717
Loans between banks		5,487,147	5,495,236	3,844,227	3,839,726
Credit card		22,822,664	23,220,987	25,050,702	25,438,046

		356,221,519	358,819,209	389,137,156	390,406,822

Securities measured at amortized cost
Government bonds		31,816,320	33,391,597	34,679,301	34,377,110
Financial institution bonds		3,835,577	3,987,172	3,423,536	3,477,834
Corporation bonds		11,630,726	12,075,175	11,827,239	11,750,467

		47,282,623	49,453,944	49,930,076	49,605,411

Other financial assets		20,341,191	20,359,778	23,238,932	23,389,209

	~~W~~	455,450,595	460,240,053	486,538,177	487,618,374

Liabilities:
Deposit liabilities
Demand deposits	~~W~~	148,725,197	148,725,197	172,107,724	172,107,724
Time deposits		157,833,891	157,936,969	161,498,901	161,301,409
Certificate of deposit		5,946,704	5,965,139	16,576,536	16,606,894
Issued bill deposit		6,226,937	6,226,855	5,818,001	5,817,844
CMA deposits		4,006,319	4,006,319	5,246,478	5,246,478
Others		3,677,820	3,678,316	3,649,035	3,648,983

		326,416,868	326,538,795	364,896,675	364,729,332

Borrowing debts:
Call-money		1,760,042	1,760,042	1,534,611	1,534,611
Bills sold		10,706	10,696	9,032	9,019
Bonds sold under repurchase agreements		11,065,584	11,065,584	10,709,115	10,709,115
Borrowings		28,757,732	28,863,015	30,914,307	30,803,417

		41,594,064	41,699,337	43,167,065	43,056,162

Debts:
Borrowings in Korean won		64,083,920	64,842,258	69,288,982	69,081,140
Borrowings in foreign currency		11,050,474	11,262,332	10,860,381	11,076,757

		75,134,394	76,104,590	80,149,363	80,157,897

Other financial liabilities		34,129,626	34,136,128	29,880,879	29,872,186

	~~W~~	477,274,952	478,478,850	518,093,982	517,815,577

The fair value hierarchy of financial instruments which are not measured at their fair values in the statements of financial position
ii-3)
The fair value hierarchy of financial assets and liabilities which are not measured at their fair values in the statements of financial position but with their fair value disclosed as of December 31, 2020 and 2021 are as follows:

	2020
	Level 1		Level 2	Level 3	Total
Assets:
Deposits measured at amortized cost	~~W~~	779,759	29,957,444	869,919	31,607,122
Loans measured at amortized cost
Retails		—	—	147,634,589	147,634,589
Corporations		—	—	178,420,230	178,420,230
Public and other funding loans		—	—	4,048,167	4,048,167
Loans between banks		—	2,187,270	3,307,966	5,495,236
Credit card		—	—	23,220,987	23,220,987

		—	2,187,270	356,631,939	358,819,209

Securities measured at amortized cost:
Government bonds		22,130,487	11,261,110	—	33,391,597
Financial institution bonds		1,070,220	2,916,952	—	3,987,172
Debentures		—	11,994,724	80,451	12,075,175

		23,200,707	26,172,786	80,451	49,453,944

Other financial assets		—	8,661,345	11,698,433	20,359,778

	~~W~~	23,980,466	66,978,845	369,280,742	460,240,053

Liabilities:
Deposit liabilities
Demand deposits	~~W~~	—	148,725,197	—	148,725,197
Time deposits		—	—	157,936,969	157,936,969
Certificate of deposit		—	—	5,965,139	5,965,139
Issued bill deposit		—	—	6,226,855	6,226,855
CMA deposits		—	4,006,319	—	4,006,319
Other		—	3,534,696	143,620	3,678,316

		—	156,266,212	170,272,583	326,538,795

Borrowing debts:
Call-money		—	1,760,042	—	1,760,042
Bills sold		—	—	10,696	10,696
Bonds sold under repurchase agreements		95,400	—	10,970,184	11,065,584
Borrowings		—	8,500	28,854,515	28,863,015

		95,400	1,768,542	39,835,395	41,699,337

Debts:
Borrowings in won		—	35,740,750	29,101,508	64,842,258
Borrowings in foreign currency		—	7,944,242	3,318,090	11,262,332

		—	43,684,992	32,419,598	76,104,590

Other financial liabilities		—	10,383,020	23,753,108	34,136,128

	~~W~~	95,400	212,102,766	266,280,684	478,478,850

	2021
	Level 1		Level 2	Level 3	Total
Assets:
Deposits measured at amortized cost	~~W~~	252,474	23,964,458	—	24,216,932
Loans measured at amortized cost
Retails		—	—	159,262,881	159,262,881
Corporations		—	—	198,053,452	198,053,452
Public and other funding loans		—	—	3,812,717	3,812,717
Loans between banks		—	2,387,533	1,452,193	3,839,726
Credit card		—	—	25,438,046	25,438,046

		—	2,387,533	388,019,289	390,406,822

Securities measured at amortized cost:
Government bonds		23,045,322	11,331,788	—	34,377,110
Financial institution bonds		698,105	2,779,729	—	3,477,834
Debentures		—	11,662,046	88,421	11,750,467

		23,743,427	25,773,563	88,421	49,605,411

Other financial assets		—	14,200,356	9,188,853	23,389,209

	~~W~~	23,995,901	66,325,910	397,296,563	487,618,374

Liabilities:
Deposit liabilities
Demand deposits	~~W~~	—	172,107,724	—	172,107,724
Time deposits		—	—	161,301,409	161,301,409
Certificate of deposit		—	—	16,606,894	16,606,894
Issued bill deposit		—	—	5,817,844	5,817,844
CMA deposits		—	5,246,478	—	5,246,478
Other		—	3,553,942	95,041	3,648,983

		—	180,908,144	183,821,188	364,729,332

Borrowing debts:
Call-money		—	1,534,611	—	1,534,611
Bills sold		—	—	9,019	9,019
Bonds sold under repurchase agreements		—	—	10,709,115	10,709,115
Borrowings		—	—	30,803,417	30,803,417

		—	1,534,611	41,521,551	43,056,162

Debts:
Borrowings in won		—	38,474,804	30,606,336	69,081,140
Borrowings in foreign currency		—	7,956,414	3,120,343	11,076,757

		—	46,431,218	33,726,679	80,157,897

Other financial liabilities		—	9,413,875	20,458,311	29,872,186

	~~W~~	—	238,287,848	279,527,729	517,815,577

Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value

ii-4)
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value, as at December 31, 2020 and 2021, are as follows:

	2020
	Fair value (*)		Valuation technique	Inputs

Financial instruments classified as level 2 :
Assets
Due from banks measured at amortized cost	~~W~~	29,957,444	DCF	Discount rate
Loans measured at amortized cost		2,187,270	DCF	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		26,172,786	DCF	Discount rate
Other financial assets		8,661,345	DCF	Discount rate
Financial instruments classified as level 3 :
Assets
Due from banks measured at amortized cost		869,919	DCF	Discount rate
Loans measured at amortized cost		356,631,939	DCF	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		80,451	DCF	Discount rate
Other financial assets		11,698,433	DCF	Discount rate

	~~W~~	436,259,587

Financial instruments classified as level 2 :
Liabilities
Deposits	~~W~~	156,266,212	DCF	Discount rate
Borrowings		1,768,542	DCF	Discount rate
Debt securities issued		43,684,992	DCF	Discount rate
Other financial liabilities		10,383,020	DCF	Discount rate
Financial instruments classified as level 3 :
Liabilities
Deposits		170,272,583	DCF	Discount rate
Borrowings		39,835,395	DCF	Discount rate
Debt securities issued		32,419,598	DCF	Discount rate, regression coefficient, correlation coefficient
Other financial liabilities		23,753,108	DCF	Discount rate

	~~W~~	478,383,450

(*)	Valuation techniques and inputs are not disclosed when the carrying value is a reasonable approximation of fair value

	2021
	Fair value (*)		Valuation technique	Inputs

Financial instruments classified as level 2 :
Assets
Due from banks measured at amortized cost	~~W~~	23,964,458	DCF	Discount rate
Loans measured at amortized cost		2,387,533	DCF	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		25,773,563	DCF	Discount rate
Other financial assets		14,200,356	DCF	Discount rate
Financial instruments classified as level 3 :
Assets
Loans measured at amortized cost		388,019,289	DCF	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		88,421	DCF	Discount rate
Other financial assets		9,188,853	DCF	Discount rate

	~~W~~	463,622,473

Financial instruments classified as level 2 :
Liabilities
Deposits	~~W~~	180,908,144	DCF	Discount rate
Borrowings		1,534,611	DCF	Discount rate
Debt securities issued		46,431,218	DCF	Discount rate
Other financial liabilities		9,413,875	DCF	Discount rate
Financial instruments classified as level 3 :
Liabilities
Deposits		183,821,188	DCF	Discount rate
Borrowings		41,521,551	DCF	Discount rate
Debt securities issued		33,726,679	DCF	Discount rate, regression coefficient, correlation coefficient
Other financial liabilities		20,458,311	DCF	Discount rate

	~~W~~	517,815,577

(*)	Valuation techniques and inputs are not disclosed when the carrying value is a reasonable approximation of fair value

Changes in gains or losses on valuation at the transaction

iii) Changes in gains or losses on valuation at the transaction date for the years ended December 31, 2020 and 2021, are as follows:

	2020		2021
Beginning balance	~~W~~	(172,859)	(292,599)
New transactions		(347,030)	(206,897)
Recognized in profit for the year		227,290	338,971

Ending balance	~~W~~	(292,599)	(160,525)

Classification by categories of financial instruments

(f)	Classification by categories of financial instruments
Financial assets and liabilities are measured at fair value or amortized cost. The financial instruments measured at fair value or amortized costs are measured in accordance with the Group’s valuation methodologies, which are described in Note 4.(e) Measurement of fair value.
The carrying values of each category of financial assets and financial liabilities as of December 31, 2020 and 2021 is as follows:

	2020
	FVTPL		FVOCI	Amortized cost	Derivatives held for hedging	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	—	—	33,410,542	—	33,410,542
Due from banks at fair value through profit or loss		63,112	—	—	—	63,112
Securities at fair value through profit or loss		57,011,490	—	—	—	57,011,490
Derivatives assets		5,157,412	—	—	476,503	5,633,915
Loans at fair value through profit or loss		2,016,801	—	—	—	2,016,801
Loans at amortized cost		—	—	356,221,519	—	356,221,519
Securities at fair value through other comprehensive income		—	58,316,112	—	—	58,316,112
Securities at amortized cost		—	—	47,282,623	—	47,282,623
Others		—	—	20,341,191	—	20,341,191

	~~W~~	64,248,815	58,316,112	457,255,875	476,503	580,297,305

	2020
	FVTPL		FVTPL liabilities designated	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	326,416,868	—	326,416,868
Financial liabilities at fair value through profit or loss		1,436,694	—	—	—	1,436,694
Financial liabilities designated at FVTPL		—	8,455,724	—	—	8,455,724
Derivatives liabilities		4,680,064	—	—	336,503	5,016,567
Borrowings		—	—	41,594,064	—	41,594,064
Debt securities issued		—	—	75,134,394	—	75,134,394
Others		—	—	34,129,626	—	34,129,626

	~~W~~	6,116,758	8,455,724	477,274,952	336,503	492,183,937

	2021
	FVTPL		FVOCI	Amortized cost	Derivatives held for hedging	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	—	—	28,453,404	—	28,453,404
Due from banks at fair value through profit or loss		34,262	—	—	—	34,262
Securities at fair value through profit or loss		60,686,153	—	—	—	60,686,153
Derivatives assets		3,574,126	—	—	225,063	3,799,189
Loans at fair value through profit or loss		1,683,344	—	—	—	1,683,344
Loans at amortized cost		—	—	389,137,156	—	389,137,156
Securities at fair value through other comprehensive income		—	64,838,323	—	—	64,838,323
Securities at amortized cost		—	—	49,930,076	—	49,930,076
Others		—	—	23,238,932	—	23,238,932

	~~W~~	65,977,885	64,838,323	490,759,568	225,063	621,800,839

	2021
	FVTPL		FVTPL liabilities designated	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	364,896,675	—	364,896,675
Financial liabilities at fair value through profit or loss		1,369,225	—	—	—	1,369,225
Financial liabilities designated at FVTPL		—	8,023,870	—	—	8,023,870
Derivatives liabilities		3,207,755	—	—	378,809	3,586,564
Borrowings		—	—	43,167,065	—	43,167,065
Debt securities issued		—	—	80,149,363	—	80,149,363
Others		—	—	29,880,879	—	29,880,879

	~~W~~	4,576,980	8,023,870	518,093,982	378,809	531,073,641

Transfers that do not qualify for derecognition
i) Transfers that do not qualify for derecognition
① Sale of repurchase bonds
Among the Group’s sale of repurchase bonds, followings are the details of financial instruments that do not qualify for derecognition because the Group sold under repurchase agreement at a fixed price as of December 31, 2020 and 2021:

	2020		2021
Transferred asset:
Securities at FVTPL	~~W~~	8,915,488	9,883,335
Securities at FVOCI		1,638,651	647,541
Securities at amortized cost		205,639	210,490

	~~W~~	10,759,778	10,741,366

Associated liabilities:
Bonds sold under repurchase agreements	~~W~~	11,075,004	10,709,115
② Securities loaned
If the securities owned by the Group are loaned, the ownership of the securities is transferred, but is required to be returned at the end of the loan period. Therefore, the Group continues to recognize the entire securities loaned as it holds most of the risks and compensation of the securities.

Securities loaned as of December 31, 2020 and 2021 are as follows:

	2020		2021	Borrowers
Government bonds	~~W~~	3,213,719	9,044,914	Korea Securities Finance Corp., Korea Securities Depository, etc
Financial institutions bonds		220,324	209,594	Korea Securities Finance Corp., Korea Securities Depository, etc
Equity securities		99,670	8,109	Korea Securities Finance Corp.,etc

	~~W~~ 3,533,713		9,262,617

Offsetting financial assets and financial liabilities
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2020 and 2021 are as follows:

	2020
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial assets/ liabilities set off in the statement of financial position	Net amounts of financial assets/ liabilities presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	5,361,225	—	5,361,225	4,448,496	314,328	12,129,369
Other financial instruments (*1)		18,033,663	6,502,695	11,530,968
Securities repurchased under repurchase agreements and bonds purchased under repurchase agreements (*2)		13,694,305	—	13,694,305	13,185,633	—	508,672
Securities loaned (*2)		1,202,494	—	1,202,494	1,202,494	—	—
Domestic exchange settlement debit (*3)		29,911,693	25,785,507	4,126,186	116,290	—	4,009,896
Receivables from disposal of securities (*4)		29,341	3,140	26,201	—	—	26,201
Insurance receivables		8,374	—	8,374	5,526	—	2,848

	~~W~~	68,241,095	32,291,342	35,949,753	18,958,439	314,328	16,676,986

Liabilities:
Derivatives (*1)(*5)	~~W~~	13,153,952	—	13,153,952	5,490,974	1,000	18,500,005
Other financial instruments (*1)		17,340,722	6,502,695	10,838,027
Bonds purchased under repurchase agreements (*2)		11,065,584	—	11,065,584	10,260,684	—	804,900
Securities borrowed (*2)		897,129	—	897,129	897,129	—	—
Domestic exchange settlement pending (*3)		31,605,249	25,785,507	5,819,742	4,099,248	—	1,720,494
Payable from purchase of securities (*4)		3,148	3,140	8	8	—	—
Insurance payables		5,742	—	5,742	5,526	—	216

	~~W~~	74,071,526	32,291,342	41,780,184	20,753,569	1,000	21,025,615

(*1)
The Group has certain derivative transactions subject to the ISDA (International Derivatives Swaps and Dealers Association) agreement. According to the ISDA agreement, when credit events (e.g. default) of counterparties occur, all derivative agreements are terminated and set off. At the time of termination, the parties to the transaction will offset the amount of payment or payment to each other, and one party will pay the other party a single amount will be paid to the other party.

(*2)	Resale and repurchase agreement, securities borrowing and lending agreement are also similar to ISDA agreement with respect to enforceable netting agreements.
(*3)
The Group has legally enforceable right to set off and settles financial assets and liabilities on a net basis under normal business terms. Therefore, domestic exchanges settlement receivables (payables) are recorded on a net basis in the consolidated statements of financial position.

(*4)
It is an account that deals with bonds and liabilities based on the settlement of listed stocks traded in the market. The Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis. Therefore, the net amount is presented in the consolidated statement of financial position. The offset amount of related bonds and liabilities based on the settlement of over-the-counter
derivatives
in-house
payment by Central Clearing System is included.

(*5)
As of December 31, 2020, the total amount of financial liabilities includes
~~W~~
 8,455,724 million of ELS (equity-linked securities) products and of DLS (derivative linked securities) products. In the course of this transaction, the Group has provided collateral for some transactions. The financial instruments provided as collateral of
~~W~~
 1,087,349 million are included in the related instruments not offset in the statement of financial position. The total amount of financial liabilities recognized as of December 31, 2020 is
~~W~~
693,017 million for transactions with the other party with collective offset contracts or similar arrangements.

	2021
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial assets/ liabilities set off in the statement of financial position	Net amounts of financial assets/ liabilities presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	3,821,253	—	3,821,253	9,509,183	409,487	1,775,888
Other financial instruments (*1)		7,873,305	—	7,873,305
Securities repurchased under repurchase agreements and bonds purchased under repurchase agreements (*2)		12,749,800	—	12,749,800	12,618,359	—	131,441
Securities loaned (*2)		2,648,248	—	2,648,248	2,648,248	—	—
Domestic exchange settlement debit (*3)		44,872,022	38,171,649	6,700,373	—	—	6,700,373
Receivables from disposal of securities (*4)		7,082,779	3,477,874	3,604,905	2,668,065	—	936,840
Insurance receivables		70,087	—	70,087	45,849	—	24,238

	~~W~~	79,117,494	41,649,523	37,467,971	27,489,704	409,487	9,568,780

Liabilities:
Derivatives (*1)(*5)	~~W~~	11,434,081	—	11,434,081	10,093,812	1,000	8,120,313
Other financial instruments (*1)		6,781,044	—	6,781,044
Bonds purchased under repurchase agreements (*2)		10,709,115	—	10,709,115	10,492,779	—	216,336
Securities borrowed (*2)		787,767	—	787,767	787,767	—	—
Domestic exchange settlement pending (*3)		40,062,057	38,171,649	1,890,408	1,809,727	—	80,681
Payable from purchase of securities (*4)		7,036,630	3,477,874	3,558,756	2,668,767	—	889,989
Insurance payables		45,940	—	45,940	45,849	—	91

	~~W~~	76,856,634	41,649,523	35,207,111	25,898,701	1,000	9,307,410

(*1)
The Group has certain derivative transactions subject to the ISDA (International Derivatives Swaps and Dealers Association) agreement. According to the ISDA agreement, when credit events (e.g. default) of counterparties occur, all derivative agreements are terminated and set off. At the time of termination, the parties to the transaction will offset the amount of payment or payment to each other, and one party will pay the other party a single amount will be paid to the other party.

(*2)	Resale and repurchase agreement, securities borrowing and lending agreement are also similar to ISDA agreement with respect to enforceable netting agreements.
(*3)
The Group has legally enforceable right to set off and settles financial assets and liabilities on a net basis under normal business terms. Therefore, domestic exchanges settlement receivables (payables) are recorded on a net basis in the consolidated statements of financial position.

(*4)
It is an account that deals with bonds and liabilities based on the settlement of listed stocks traded in the market. The Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis. Therefore, the net amount is presented in the consolidated statement of financial position. The offset amount of related bonds and liabilities based on the settlement of over-the-counter
derivatives
in-house
payment by Central Clearing System is included.

(*5)
As of December 31, 2021, the total amount of financial liabilities includes
~~W~~
 8,023,870 million of ELS (equity-linked securities) products and of DLS (derivative linked securities) products. In the course of this transaction, the Group has provided collateral for some transactions. The financial instruments provided as collateral of
~~W~~
 717,841 million are included in the related instruments not offset in the statement of financial position. The total amount of financial liabilities recognized as of December 31, 2021 is
~~W~~
445,128 million for transactions with the other party with collective offset contracts or similar arrangements.

The capital ratio of the Group based on Basel III
The capital ratio of the Group based on Basel III is as of December 31, 2020 and 2021 are as follows:

	2020		2021
Capital :
Tier I common equity capital	~~W~~	32,461,864	35,469,554
Additional tier 1 capital		3,805,372	4,965,931

Tier I capital		36,267,236	40,435,485
Tier II capital		3,441,841	3,427,951

Total capital (A)	~~W~~	39,709,077	43,863,436

Total risk-weighted assets (B)	~~W~~	252,321,426	270,692,183
Capital adequacy ratio (A/B)		15.74%	16.20%
Tier I capital adequacy ratio		14.37%	14.94%
Common stock ratio		12.87%	13.10%

(*)	As of December 31, 2021, the Group has maintained an appropriate consolidated equity capital ratio according to the BIS equity capital regulation.